Separate Account Assets and Liabilities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Insurance [Abstract]
Gains (losses) recognized on assets transferred to separate accounts	$ 0	$ 0	$ 0